Defined benefit plans - Summary of actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	3.45%	4.00%
Future salary increase rate	1.94%	0.00%
Weighted average maturity	5.00	1.00
Top of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	4.66%	5.20%
Future salary increase rate	5.94%	7.00%
Weighted average maturity	11.00	11.50